Stock Based Compensation Plans: (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock Based Compensation Plans: [Abstract]
Options outstanding - beginning of year	5,643,500	5,698,000
Weighted average exercise price - options outstanding	$ 2.43	$ 2.31
Options exercised	(2,286,500)	(369,500)
Weighted average exercise price - options exercised	$ 1.83	$ 1.84
Options granted		315,000
Weighted average exercise price - options granted		$ 3.90
Options outstanding - end of year	3,357,000	5,643,500
Weighted average exercise price - options outstanding	$ 2.84	$ 2.43
Options exercisable - end of year	3,357,000	5,593,500
Weighted average exercise price - options exercisable	$ 2.84	$ 2.42